Cash and cash equivalents (Details Narrative) - INR (₨) ₨ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Cash And Cash Equivalents
Undrawn borrowing facilities	₨ 1,734,016	₨ 1,294,099